Events After the End of the Reporting Period - Additional Information (Details) $ / shares in Units, $ in Millions					12 Months Ended
	Apr. 18, 2023 USD ($)	Apr. 18, 2023 SEK (kr)	Mar. 23, 2023 USD ($) $ / shares	Mar. 01, 2023 USD ($)	Dec. 31, 2022	Mar. 06, 2023 USD ($) shares	Mar. 06, 2023 SEK (kr) shares
S R C F Agreement [member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Agreement reset term					SRCF Agreement was reset to three years and six months, with a one year uncommitted extension option
Major Share Transactions
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
New issue of shares warrants and convertible bonds, maximum amount						$ 300.0
Share capital increased maximum amount | kr							kr 3,400,000
Share capital increased maximum number of shares | shares						2,000,000,000	2,000,000,000
Sale of Manufacturing Facilities
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Purchase price received				$ 102.6
Sale of Manufacturing Facilities | Buyer Parent
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Issuance of promissory note related to business combinations				$ 20.0
Percentage of Interest rate of promissory Notes				8.00%
Percentage of addition in interest rate each year				2.00%
Sale of Manufacturing Facilities | Ogden Facility
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Purchase price received				$ 86.5
Consideration paid				72.0
Cash transferred				52.0
Consideration transferred in the form of promissory note				20.0
Consideration in the form of shared assets				14.5
Sale of Manufacturing Facilities | DFW Facility
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Purchase price received				16.1
Consideration in the form of shared assets				2.5
Form of Credit Toward Future Use of Shared Assets
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Purchase price received				$ 13.6
Events After Reporting Period | SOFR
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Borrowings, interest rate	7.50%
Borrowings, amortization percentage	1.00%	1.00%
Events After Reporting Period | Base rate
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Borrowings, interest rate	6.50%
Events After Reporting Period | 9.25% Convertible Senior PIK Notes due 2028
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Purchase price received			$ 291.0
Aggregate principal amount of convertible debt	$ 300.0		$ 300.0
Convertible debt interest rate	9.25%	9.25%	9.25%
Convertible debt original discount rate			3.00%
Convertible notes interest rate			9.25%
Convertible notes interest rate,payable description			payable semi-annually in arrears in cash or in payment-in-kind, at the Company’s option, on April 15 and October 15 of each year
Convertible notes interest rate, payable start date			Oct. 15, 2023
Convertible notes, maturity date			Sep. 14, 2028
Convertible notes, Initial conversion price per ordinary share or ADS | $ / shares			$ 2.41
Convertible notes, Sale price percentage equals or exceeds			200.00%
Conversion price, terms of description			conversion price on any 45 trading days during any 90 consecutive day period beginning on or after the third anniversary of the issuance of the U.S. Notes and the Swedish Notes, respectively. The Convertible Notes benefit from the same covenants as are contained in the Term Loan B Credit Agreement.
Events After Reporting Period | 9.25% Convertible Senior PIK Notes due 2028 | Existing Shareholders, Nativus Company Limited, Verlinvest and Blackstone Funds
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Aggregate principal amount of convertible debt			$ 200.1
Events After Reporting Period | 9.25% Convertible Senior PIK Notes due 2028 | Institutional Investors
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Aggregate principal amount of convertible debt			$ 99.9
Events After Reporting Period | S R C F Agreement [member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Reduced commitments	$ 201.0	kr 2,100,000,000
Uncommitted incremental revolving facility option	$ 47.9	kr 500,000,000
Commitments initial margin percentage	4.00%	4.00%
Events After Reporting Period | Term Loan B Credit Agreement
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Term loan facility	$ 130.0
Term loan facility period	5 years	5 years